Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to First PEO (1) (3) (4)	Compensation Actually Paid to Second PEO (1) (3) (4)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2) (3) (4)	Total Stockholder Return	Peer Group Total Stockholder Return (5)	Net Income (In Thousands)	Percentage Change in Net Income
2024	N/A	$1,098,903	N/A	$890,358	$659,371	$522,076	$130.22	$208.70	$26,922	(61.7)%
2023	N/A	1,083,236	N/A	1,134,119	619,324	654,398	172.64	230.65	70,373	(36.2)%
2022	N/A	1,655,770	N/A	1,755,304	1,199,984	1,282,556	160.90	174.40	110,354	29.2%
2021	$1,633,231	1,417,298	$1,649,360	1,428,059	710,165	706,983	137.88	213.00	85,428	22.9%
2020	1,153,987	N/A	1,598,750	N/A	631,430	898,133	128.47	131.56	69,500	13.8%

(1)	Randolph L. Marten served as our Chief Executive Officer until May 2021, at which time Timothy M. Kohl was promoted to the position.

(2)

The amounts for 2024 and 2023 are the average compensation for Mr. Marten, James J. Hinnendael, Douglas P. Petit, Adam D. Phillips and Randall J. Baier; for 2022 are the average compensation for Mr. Marten, Mr. Hinnendael and Mr. Petit; for 2021 are for Mr. Hinnendael, John H. Turner and Mr. Petit; and, for 2020 are for Mr. Kohl, Mr. Hinnendael and Mr. Turner.

(3)

Compensation actually paid is computed for each year as the total compensation in our Summary Compensation Table beginning on page 29, less the aggregate grant date fair value of performance unit awards and stock option awards included in the table – with the following added to the calculated compensation: (a) the fair value of such awards granted during each year as of the end of the year for outstanding and unvested awards; (b) the change in the fair value of such awards granted in prior years from the end of the prior year to the fair value as of the vesting date for vested awards or to the end of the year for outstanding and unvested awards; and (c) for 2021 and 2020, dividends paid on shares in certain officers’ accounts within our deferred compensation plan.

(4)

The assumptions used in the valuation of the performance unit awards and stock option awards for the computation of compensation actually paid do not materially differ from the methodologies used to value such awards in our financial statements calculated in accordance with FASB ASC 718, Compensation-Stock Compensation.

(5)

The total stockholder return for our peer group is based on our peer group included in the comparative stock performance graph in Part II, Item 5. Market for Registrant’s Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities section of our Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 1,098,903	$ 1,083,236	$ 1,655,770	$ 1,417,298	$ 0
PEO Actually Paid Compensation Amount	890,358	1,134,119	1,755,304	1,428,059	0
Non-PEO NEO Average Total Compensation Amount	659,371	619,324	1,199,984	710,165	631,430
Non-PEO NEO Average Compensation Actually Paid Amount	$ 522,076	654,398	1,282,556	706,983	898,133
Compensation Actually Paid vs. Company Selected Measure

Compensation actually paid to our First PEO, Mr. Marten, increased 3.2% from 2020 to 2021. Compensation actually paid to our Second PEO, Mr. Kohl, increased 22.9% from 2021 to 2022. The larger increase from 2021 to 2022 is due, in part, to Mr. Kohl receiving a 24.1% increase in base salary effective April 2021 in connection with his appointment as Chief Executive Officer. Compensation actually paid to Mr. Kohl decreased 35.4% from 2022 to 2023. This decrease was primarily due to the 2022 cash bonus award being based on a 29.2% increase in net income, compared with no payment of a cash bonus award for 2023 given the decrease in earnings. Compensation actually paid to Mr. Kohl decreased 21.5% from 2023 to 2024. This decrease was primarily due to a decrease in the current fair value of outstanding performance unit awards in 2024 due to a decrease in our common stock’s market price from 2023.

While individual compensation for all non-PEO NEOs increased from 2020 to 2021, the change in the composition of the individuals identified as non-PEO NEOs, including the exclusion of Mr. Kohl in 2021 due to his transition to the Second PEO, led to a decrease of 21.3% in average compensation actually paid to non-PEO NEOs from 2020 to 2021. Average compensation actually paid to non-PEO NEOs increased 81.4% from 2021 to 2022. Again, this increase was materially impacted by the change in the composition of the individuals identified as non-PEO NEOs, including the inclusion of Mr. Marten in the calculation in 2022 due to his transition from First PEO in 2021 to a non-PEO NEO in 2022 while maintaining a higher compensation level. Average compensation actually paid to non-PEO NEOs decreased 49.0% from 2022 to 2023. This decrease was materially impacted by both the decrease in cash bonus awards in 2023 and the composition of the individuals identified as non-PEO NEOs, including the inclusion of Mr. Phillips and Mr. Baier in the 2023 calculation. Average compensation actually paid to non-PEO NEO’s decreased 20.2% from 2023 to 2024. This decrease was primarily due to a decrease in the current fair value of our outstanding performance unit awards and option awards in 2024 due to a decrease in our common stock’s market price from 2023.

Our net income was $69.5 million, $85.4 million, $110.4 million, $70.4 million and $26.9 million in 2020, 2021, 2022, 2023 and 2024 respectively. This equates to a 13.8% increase in net income from 2019 to 2020, a 22.9% increase in net income from 2020 to 2021, a 29.2% increase in net income from 2021 to 2022, a 36.2% decrease in net income from 2022 to 2023 and a 61.7% decrease in net income from 2023 to 2024.

As discussed above under the heading “Annual Compensation Components,” the primary elements of our executive compensation are base salary compensation, annual incentive compensation, equity-based compensation and executive benefits and perquisites. Our annual incentive compensation is designed to encourage and reward increases in net income on an annual basis and our equity-based compensation is designed to encourage and reward increases in net income on both an annual and long-term basis. In particular, the bonus pool for named executive officers for cash bonus awards under our Second Amended and Restated Executive Officer Performance Incentive Plan and a component of the vesting of performance unit awards under our 2015 Equity Incentive Plan are based on the percentage increase in net income over the prior year after exceeding an established percentage increase in net income goal. As a result, putting aside unique events that impacted the calculations in the table above, increases or decreases in the compensation actually paid to our PEOs and non-PEO NEOs generally move in tandem with increases or decreases to our net income, and as well, the percentage change in net income. The company-selected measurement of the percentage change in net income is the sole financial metric used by us for linking compensation actually paid to executives for performance in the most recent fiscal year. We believe that the percentage change in net income as a measure encompasses changes in both revenue and margin, which is why we believe that it alone is the most appropriate metric to evaluate our financial performance.

Based on an initial fixed investment of $100 as of December 31, 2019, including reinvestment of dividends, our cumulative total stockholder returns as of December 31, 2020, 2021, 2022, 2023 and 2024 were $128.47, $137.88, $160.90, $172.64 and $130.22, respectively. Our peer group cumulative total stockholder returns similarly calculated as of December 31, 2020, 2021, 2022, 2023 and 2024 were $131.56, $213.00, $174.40, $230.65 and $208.70, respectively. As this shows, our total stockholder return was below the return of our peer group over the five-year period ended December 31, 2024. We believe the changes in compensation actually paid to our PEOs and non-PEO NEOs generally align with our stockholder returns.

Total Shareholder Return Amount	$ 130.22	172.64	160.9	137.88	128.47
Peer Group Total Shareholder Return Amount	208.7	230.65	174.4	213	131.56
Net Income (Loss)	$ 26,922,000	$ 70,373,000	$ 110,354,000	$ 85,428,000	$ 69,500,000
Company Selected Measure Amount	(0.617)	(0.362)	0.292	0.229	0.138
Former PEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 1,633,231	$ 1,153,987
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 1,649,360	$ 1,598,750